Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 800	$ 800
UNITED STATES
Total	800	800
UNITED STATES | U.S Federal Government [Member]
Total	$ 800	$ 800